T. ROWE PRICE Retirement 2015 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 51.0%
T. Rowe Price Funds:
New Income Fund  795,485 40,403 31,919 101,867,209 792,527
Limited Duration Inflation Focused
Bond Fund  761,573 33,343 30,791 162,098,829 760,243
International Bond Fund (USD
Hedged)  306,742 9,407 13,662 35,716,541 301,448
Dynamic Global Bond Fund  186,093 3,034 7,793 23,885,916 180,577
Emerging Markets Bond Fund  172,214 4,904 7,218 17,197,998 168,368
High Yield Fund  126,423 8,161 5,213 21,768,266 128,433
U.S. Treasury Long-Term Index
Fund  128,718 5,635 6,062 18,382,138 124,815
Dynamic Credit Fund  73,205 2,946 3,057 8,557,889 72,229
Floating Rate Fund  40,980 2,003 1,683 4,530,819 41,230
Total Bond Funds (Cost $2,788,081) 2,569,870
EQUITY FUNDS 48.7%
T. Rowe Price Funds:
Value Fund  378,691 1,148 13,002 6,716,086 392,354
Growth Stock Fund  389,217 14,250 14,057 3,295,648 374,320
Hedged Equity Fund  245,169 93 6,687 16,753,725 238,405
U.S. Large-Cap Core Fund  207,389 2,083 6,095 4,274,904 211,394
Equity Index 500 Fund  213,573 644 2,707 1,012,856 202,328
International Value Equity Fund  185,222 65 6,759 6,469,599 178,949
Overseas Stock Fund  169,776 63 4,269 9,005,300 166,778
Real Assets Fund  154,941 58 3,885 7,410,689 154,513
International Stock Fund  149,214 53 7,824 6,026,978 142,960
Emerging Markets Discovery Stock
Fund  77,016 27 1,894 3,262,899 71,849
Emerging Markets Stock Fund  73,390 26 1,644 1,250,862 69,961
Mid-Cap Value Fund  70,704 24 4,743 1,702,378 65,763
Mid-Cap Growth Fund  67,088 24 1,706 631,974 65,144
New Horizons Fund (2) 44,938 15 2,253 686,972 41,541
Small-Cap Stock Fund  41,421 15 1,470 596,108 39,164
Small-Cap Value Fund  43,795 15 4,084 629,947 38,660
Total Equity Funds (Cost $1,252,409) 2,454,083
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  712 7,528 7,548 7,094 688
Total Other Mutual Funds (Cost $689) 688

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds  0.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.743% (3) 58,959 42,762 98,317 3,404,125 3,404
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 3.743%,
11/3/26 (4) 8,000,000 7,948
Total Short-Term Investments (Cost $11,352) 11,352
Total Investments in Securities 100.0%
(Cost $4,052,531) $ 5,035,993
Other Assets Less Liabilities (0.0)% (1,832)
Net Assets 100.0% $ 5,034,161
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 147 MSCI EAFE Index contracts 9/26 (23,732) $ (455)
Short, 41 Russell 2000 E-Mini Index contracts 9/26 (6,065) 36
Long, 26 S&P 500 E-Mini Index contracts 9/26 10,009 218
Long, 160 U.S. Treasury Notes five year contracts 12/26 16,912 (72)
Net payments (receipts) of variation margin to date 332
Variation margin receivable (payable) on open futures contracts $ 59

T. ROWE PRICE Retirement 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (69) $ (865) $ 1,416
Dynamic Global Bond Fund  (694) (757) 2,962
Emerging Markets Bond Fund  (525) (1,532) 2,836
Emerging Markets Discovery Stock Fund  879 (3,300) —
Emerging Markets Stock Fund  959 (1,811) —
Equity Index 500 Fund  11,969 (9,182) 570
Floating Rate Fund  (63) (70) 747
Growth Stock Fund  755 (15,090) —
Hedged Equity Fund  2,513 (170) —
High Yield Fund  (133) (938) 2,309
International Bond Fund (USD Hedged)  (759) (1,039) 1,988
International Stock Fund  3,975 1,517 —
International Value Equity Fund  8,120 421 —
Limited Duration Inflation Focused Bond Fund  (991) (3,882) 3,171
Mid-Cap Growth Fund  1,649 (262) —
Mid-Cap Value Fund  3,241 (222) —
New Horizons Fund  287 (1,159) —
New Income Fund  (2,764) (11,442) 9,786
Overseas Stock Fund  5,315 1,208 —
Real Assets Fund  1,860 3,399 —
Small-Cap Stock Fund  1,771 (802) —
Small-Cap Value Fund  2,201 (1,066) —
Transition Fund  (46) (4) 26
U.S. Large-Cap Core Fund  2,097 8,017 —
U.S. Treasury Long-Term Index Fund  (925) (3,476) 1,408
Value Fund  7,592 25,517 —
U.S. Treasury Money Fund, 3.743% — — 341
Totals $ 48,214# $ (16,990) $ 27,560+

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $2 of the net realized gain (loss).
+ Investment income comprised $27,560 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2015 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2015 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 2,569,870 $ — $ — $ 2,569,870
Equity Funds 2,454,083 — — 2,454,083
Other Mutual Funds 688 — — 688
Short-Term Investments 3,404 7,948 — 11,352
Total Securities 5,028,045 7,948 — 5,035,993
Futures Contracts* 254 — — 254
Total $ 5,028,299 $ 7,948 $ — $ 5,036,247
Liabilities
Futures Contracts* $ 527 $ — $ — $ 527
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2015 Fund

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F156-054Q1 08/26